RESTRICTIONS ON CASH AND DIVIDENDS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Restrictions on Subsidiary Dividends, Loans or Advances [Line Items]
Restricted Cash	$ 10.2	$ 15.0
Average Restriction on Cash and Due From Bank Accounts	0.0	$ 0.0
Subsidiaries [Member]
Restrictions on Subsidiary Dividends, Loans or Advances [Line Items]
Retained Earnings, Unappropriated	993.9
Amount Available for Dividend Distribution without Affecting Capital Adequacy Requirements	$ 193.6